LOANS HELD FOR INVESTMENT, NET (Details 7)	12 Months Ended
Dec. 31, 2014 USD ($) Number
Financing Receivable, Modifications [Line Items]
Number of Modifications | Number	4
Recorded Investment Pre-Modification	$ 1,115,768
Recorded Investment Post-Modification	1,250,712
Principal Net of Charge-offs	$ 980,639
Commercial real estate
Financing Receivable, Modifications [Line Items]
Number of Modifications | Number	3
Recorded Investment Pre-Modification	$ 1,016,728
Recorded Investment Post-Modification	1,137,660
Principal Net of Charge-offs	$ 963,844
One- to four-family residential real estate
Financing Receivable, Modifications [Line Items]
Number of Modifications | Number
Recorded Investment Pre-Modification
Recorded Investment Post-Modification
Principal Net of Charge-offs
Commercial and industrial
Financing Receivable, Modifications [Line Items]
Number of Modifications | Number	1
Recorded Investment Pre-Modification	$ 99,040
Recorded Investment Post-Modification	113,053
Principal Net of Charge-offs	$ 16,795
Consumer and other
Financing Receivable, Modifications [Line Items]
Number of Modifications | Number
Recorded Investment Pre-Modification
Recorded Investment Post-Modification
Principal Net of Charge-offs